Borrowings - Summary of Reconciliation of Movements of Borrowings to Cash Flows Arising from Financing Activities (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	¥ 516,271
Increase in borrowings	730,252
Repayments of borrowings	(773,940)
Other borrowing costs paid	(173)
Total changes from financing cash flows	(43,861)
Exchange adjustments	(7,135)
Ending balance	¥ 465,275